Intangible Assets, Net	12 Months Ended
Jul. 31, 2026
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET

NOTE 9 — INTANGIBLE ASSETS, NET

As of July 31, 2026 and 2025, intangible assets, net, consist of the following:

	As of July 31,
	2026	2025
Capitalized internal-use software – in use	$3,042,326		$—
Less: accumulated amortization	(516,070)		—
Capitalized internal-use software – in use, net	$2,526,256	$
Capitalized internal-use software – in development	1,010,581
Intangible assets, net	$3,536,837		$—

Internal-use software comprises platform and related software developed by Group employees. Capitalized development costs were $4,131,713 and amortization expense was $523,707 for the year ended July 31, 2026. Amortization is included in the corresponding functional expense captions. For the year ended July 31, 2025, no internal-use software development costs were capitalized and no related amortization expense was recognized.